Investment Strategy	May 17, 2024
Calvert International Responsible Index ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following hereby replaces the second sentence in the (i) fourth paragraph of the section of the Calvert International Responsible Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert International Responsible Index ETF—Principal Investment Strategies"; and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert International Responsible Index ETF—Process":

Large companies in developed markets are selected from the 1,000 large publicly traded companies, excluding business development companies, in markets that Calvert Research and Management ("Calvert"), the Index provider, determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations.

Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following hereby replaces the second sentence in the (i) fourth paragraph of the section of the Calvert US Large-Cap Core Responsible Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert US Large-Cap Core Responsible Index ETF—Principal Investment Strategies"; and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert US Large-Cap Core Responsible Index ETF—Process":

Large companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies.

Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following hereby replaces the first sentence in the (i) fourth paragraph of the section of the Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Principal Investment Strategies" and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Process":

The Index is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment (the "Calvert Principles") (a copy of which is included as an appendix to the Fund's prospectus) and are selected from the universe of the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies.

Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following hereby replaces the second sentence in the (i) fourth paragraph of the section of the Calvert US Mid-Cap Core Responsible Index ETF's Summary Prospectus entitled "Principal Investment Strategies"; (ii) fourth paragraph of the section of the Prospectus entitled "Fund Summary—Calvert US Mid-Cap Core

Responsible Index ETF—Principal Investment Strategies" and (iii) second paragraph of the section of the Prospectus entitled "Details of the Funds—Calvert US Mid-Cap Core Responsible Index ETF—Process":

Mid-size companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding business development companies and approximately the 200 largest publicly traded U.S. companies.